Risk and Capital Management - Summary of Risk Level of Financial Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 41,854	R$ 23,466
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Derivatives assets	R$ 960	R$ 449